Note 26 - Contingencies and Other Matters	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of contingent liabilities [text block]
26.
CONTINGENCIES AND OTHER MATTERS

Due to the size, complexity and nature of the Company's operations, various legal and tax matters arise in the ordinary course of business. The Company accrues for such items when a liability is probable and the amount can be reasonably estimated. In the opinion of management, these matters will not
have a material effect on the consolidated financial statements of the Company.

Claims and Legal Proceedings Risks

The Company is subject to various claims and legal proceedings covering a wide range of matters that arise in the ordinary course of business activities. Many factors, both known and unknown, could cause actual results, performance or achievements to be materially different from the results, performance or achievements that are or may
be expressed or implied by such forward-looking statements or information and the Company has made assumptions and estimates based on or related to many of these factors. Such factors include, without limitation: availability of time on court calendars in Canada and elsewhere; the recognition of Canadian judgments under Mexican law; the possibility of settlement discussions; the risk of appeal of judgment; and the insufficiency of the defendant's assets to satisfy the judgment amount. Each of these matters is subject to various uncertainties and it is possible that some of these matters may
be resolved unfavourably to the Company. First Majestic carries liability insurance coverage and establishes provisions for matters that are probable and can be reasonably estimated. In addition, the Company may
be involved in disputes with other parties in the future which may
result in a significant impact on our financial condition, cash flow and results of operations.

Although the Company has taken steps to verify ownership and legal title to mineral properties in which it has an interest, according to the usual industry standards for the stage of mining, development and exploration of such properties, these procedures do not
guarantee the Company's title. Such properties
may
be subject to prior agreements or transfers, and title
may
be affected by undetected defects. However, management is
not
aware of any such agreements, transfers or defects.

Primero Tax Rulings

When Primero Mining Corp. ("Primero") acquired the San Dimas Mine in
August 2010,
it had a Silver Purchase Agreement (“Old Stream Agreement”) that required PEM to sell
100%
of the silver produced from the San Dimas mine to WPMI, up to
6
million ounces and
50%
of silver produced thereafter, at the lower of: (i) the spot market price and (ii)
$4.04
per ounce plus an annual increase of
1%.

In order to reflect commercial realities and the effects of the Old Stream Agreement, for Mexican income tax purposes, PEM recognized the revenue on these silver sales based on its actual realized revenue (“PEM Realized Price”) instead of at spot market prices.

To obtain assurance that the SAT would accept the PEM Realized Price as the price to use to calculate Mexican income taxes, Primero applied for and received an Advance Pricing Agreement (“APA”) from the SAT. The APA confirmed that the PEM Realized Price would be used as Primero's basis for calculating taxes owed by Primero on the silver sold under the Old Stream Agreement. Primero believed that the intent of an APA was to have SAT provide tax certainty and as a result made significant investments in Mexico based on that certainty. On
October 4, 2012,
Primero received the APA Ruling from SAT which confirmed the appropriate price for sales of silver under the Old Stream Agreement was the PEM Realized Price. Under Mexican tax law, an APA ruling is generally applicable for a five
year period and this ruling was made effective for
2010
to
2014.

In
February 2016,
PEM received a legal claim from the SAT seeking to nullify the APA. The legal claim initiated does not
identify any different basis for paying taxes. The Company is continuing PEM's effort to vigorously defend the validity of its APA. If the SAT were successful in retroactively nullifying the APA, the SAT may
seek to audit and reassess PEM in respect of its sales of silver in connection with the Old Stream Agreement for
2010
through
2014.
If the SAT were successful in retroactively nullifying the APA and issuing reassessments, it would likely have a material adverse effect on the Company's results of operations, financial condition and cash flows. Should the Company ultimately be required to pay tax on its silver revenues based on market prices without any mitigating adjustments, the incremental income tax for the years
2010
-
2018
would be approximately
$219.2
 million (
4,373
million MXN), before interest or penalties.

In
2019,
as part of the ongoing annual audits of the PEM tax returns, the SAT issued reassessments (the "Reassessments") for the
2010
to
2012
tax years in the total amount of
$246.6
million (
4,919
million MXN) inclusive of interest, inflation, and penalties. The Company believes that the Reassessments were issued in violation of the terms of the APA. The key items relate to the view that PEM should pay taxes based on the market price of silver and denial of the deductibility of interest expense and service fees in Mexico all of which the Company disagrees with. The Company continues to defend the APA in the Mexican legal proceedings, and initiated proceedings under relevant tax treaties between the competent tax authorities of Mexico, Canada, Luxembourg and Barbados, all of which were subsequently dismissed on a unilateral basis by the SAT ("Dismissals") in
May 2020.
The Company believes that the Dismissals have
no
legal basis and breach international obligations regarding double taxation treaties, and that the APA remains valid and legally binding. The Company will continue disputing the Reassessments, exhausting its domestic and international remedies.

While the Company continues to vigorously defend the validity of the APA and its transfer pricing position, it is also engaging in various proceedings with the SAT seeking to resolve matters and bring tax certainty through a negotiated solution. Despite these extensive efforts and ongoing legal challenges to the Reassessments and the Dismissals, in
April 2020,
SAT issued notifications to PEM to attempt to secure amounts it claims are owed pursuant to its reassessments issued. These notifications impose certain restrictions on PEM including its ability to dispose its concessions and real properties.

The Company has challenged SAT's Reassessments and Dismissals through all domestic means available to it, including annulment suits before the Mexican Federal Tax Court on Administrative Matters ("Federal Court"), which has yet to be resolved, and a complaint before Mexico's Federal Taxpayer Defense Attorney's Office (known as “PRODECON”), which determined that PEM has all legal remedies at its disposal and it has already challenged every SAT ruling, thus the matter must be decided by Mexican Courts. The Company believes that these actions are neither fair nor equitable and are discriminatory against the Company as a foreign investor and amount to a denial of justice under international law, in addition to violating various provisions of the Federal Constitution of the United Mexican States and Mexican domestic law, and Mexican court precedents. As a result, on
May 13, 2020,
the Company provided to the Government of Mexico notice of its intention to initiate an international arbitration proceeding (“Notice of Intent”) pursuant to the North American Free Trade Agreement (“NAFTA”). The Notice of Intent initiated a
90
-day period for the Government of Mexico to enter into good faith and amicable negotiations with the Company to resolve the dispute. On
August 11, 2020,
the
90
-day period expired without any resolution of the dispute.

In
September 2020,
the Company was served with a decision made by the Federal Court to nullify the APA granted to PEM. The Federal Court's decision directs SAT to re-examine the evidence and basis for the issuance of the APA with retroactive effect, for the following key reasons:
(i) SAT's errors in analyzing PEM's request for the APA and the evidence provided in support of the request; and
(ii) SAT's failure to request from PEM certain additional information before issuing the APA.

The Company's legal advisors reviewed the written reasons and are of the view that the Federal Court's decision is flawed both due to SAT's procedural irregularities and failure to address the relevant evidence and legal authorities. In addition, they consider that the laws applied to PEM in the decision are unconstitutional. As a result, the Company filed an appeal of the decision to the Mexican Circuit Courts on
November 30, 2020.

Based on the Company's assessments with
third
party advisors, the Company believes Primero filed its tax returns compliant with applicable Mexican law and, therefore, no
liability has been recognized in the financial statements.

To the extent it is ultimately determined that the appropriate price of silver sales under the Old Stream Agreement is significantly different from the PEM Realized Price and while PEM would have rights of appeal in connection with any reassessments, it is likely to have a material effect on the Company's business, financial position and results of operations.

La Encantada Tax Re-assessments

In
December 2019,
as part of the ongoing annual audits of the tax returns of Minera La Encantada S.A. de C.V. (“MLE”), the SAT issued tax assessments for fiscal
2012
and
2013
in the amount of
$7.8
million and
$6.3
million, respectively.  The key items relate to forward silver purchase agreement and denial of the deductibility of mine development costs and service fees.  The Company continues to defend the validity of the forward silver purchase agreement and will vigorously dispute the assessments that have been issued.  The Company, based on advice from legal and financial advisors believes MLE's tax filings were appropriate and its tax filing position is correct, therefore no
liability has been recognized in the financial statements.

First Silver litigation

In
April 2013,
the Company received a positive judgment on the First Silver litigation from the Supreme Court of British Columbia (the “Court”), which awarded the sum of
$93.8
million in favour of First Majestic against Hector Davila Santos (the “Defendant”). The Company received a sum of
$14.1
million in
June 2013
as partial payment of the judgment, leaving an unpaid amount of approximately
$62.8
million (
CAD$81.5
million). As part of the ruling, the Court granted orders restricting any transfer or encumbrance of the Bolaños Mine by the Defendant and limiting mining at the Bolaños Mine. The orders also require that the Defendant to preserve net cash flow from the Bolaños Mine in a holding account and periodically provide to the Company certain information regarding the Bolaños Mine. However, there can be no
guarantee that the remainder of the judgment amount will be collected and it is likely that it will be necessary to take additional action in Mexico and/or elsewhere to recover the balance. Therefore, as at
December 31, 2020,
the Company has
not
accrued any of the remaining
$64.2
million (
CAD$81.5
million) unrecovered judgment in favour of the Company.